Net income (loss) per share and net income (loss) attributable to common stockholders	12 Months Ended
Dec. 31, 2018
Net income (loss) per share and net income (loss) attributable to common stockholders
Net income (loss) per share and net income (loss) attributable to common stockholders

11. Net income (loss) per share and net income (loss) attributable to common stockholders

The following table details the computation of the basic and diluted net income (loss) per share:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net income (loss) attributable to X Financial	(119,574,250)	340,275,002	883,111,893	128,443,298
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	238,095,238	261,219,657	286,588,402	286,588,402
Basic net income (loss) per share	(0.50)	1.30	3.08	0.45
Diluted effects of stock options	—	18,491,147	17,395,882	17,395,882
Weighted average number of ordinary shares used in computing diluted EPS	238,095,238	279,710,804	303,984,284	303,984,284
Diluted net income (loss) per share	(0.50)	1.22	2.91	0.42

Diluted income (loss) per share do not include the following instruments as their inclusion would have been anti‑dilutive:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
Stock options	21,898,645	7,857,000	56,926,054